Retirement Plans and Other Retiree Benefits - Adoption of ASU (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Direct costs of revenue (excluding depreciation and amortization)	$ 330,874	$ 324,232	$ 342,634
Selling, general and administrative	$ 200,857	205,475	232,537
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Direct costs of revenue (excluding depreciation and amortization)		2,016	1,487
Selling, general and administrative		1,460	1,140
Other income (expense), net		$ 3,476	$ 2,627